CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales:
Sales - related party	$ 180,000	$ 180,000
Operating expenses:
General and administrative expenses	2,041,996	126,986,423
Marketing expenses	310,840	869,143
Acquisition costs		150,000
Impairment of assets	5,600,000	48,631,534
Total operating expenses	7,952,836	176,637,100
Loss from operations	(7,772,836)	(176,457,100)
Other income (expense):
Amortization of debt discount	(4,197,550)	(6,821,453)
Change in fair value of derivative liability	(1,533,610)	7,290,867
Interest expense and financing costs	(2,949,849)	(6,215,457)
Unrealized loss on marketable equity security	(671,000)	(6,525,317)
Realized gain (loss) on disposal of marketable equity security	(424,830)	(90,683)
Loss on exchange of assets	1,430,000
Equity income in investment		631,534
Gain on settlement of debt		1,375,556
Total other income (expense)	(11,206,839)	(10,354,953)
Loss before income taxes	(18,979,675)	(186,812,053)
Income tax expense
Loss from continuing operations	(18,979,675)	(186,812,053)
Discontinued operations:
Loss from operations of discontinued operations	(16,924)	(1,074,869)
Gain on disposition of discontinued operations	1,001,711	1,381,803
Loss from discontinued operations, net	984,787	306,934
Net loss	$ (17,994,888)	$ (186,505,119)
Weighted average common shares outstanding:
Basic and diluted	159,992,976	4,786,694
Net loss per share (basic and diluted):
Continuing operations	$ (0.12)	$ (39.03)
Discontinued operations	0.01	0.06
Net loss per share basic and diluted	$ (0.11)	$ (38.96)